Leases - Components of Net Investment in Sales - Type and Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net Investment in Leases [Abstract]
Lease receivables	$ 11,890	$ 12,324
Unguaranteed residual values accruing to the lessor's benefit	1,787	1,834
Total net investment in sales-type and direct financing leases	$ 13,677	$ 14,158